Significant event – Gulf of Mexico oil spill - Summary of Significant Events Impact on Financial Statements (Details) - USD ($) $ in Millions		12 Months Ended			93 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Income statement
Production and manufacturing expenses	[1]	$ 24,229	$ 29,077	$ 37,040
Profit (loss) before interest and taxation		9,474	(430)	(7,918)
Finance costs	[1]	2,074	1,675	1,347
Profit (loss) before taxation		7,180	(2,295)	(9,571)
Less: Taxation	[1]	(3,712)	2,467	3,171
Profit (loss) for the year	[2],[3]	3,468	172	(6,400)
Current assets
Trade and other receivables		24,849	20,675		$ 24,849
Current liabilities
Trade and other payables		(44,209)	(37,915)		(44,209)
Provisions		(3,324)	(4,012)		(3,324)
Non-current assets
Deferred tax		4,469	4,741		4,469
Non-current liabilities
Other payables		(13,889)	(13,946)		(13,889)
Provisions		(20,620)	(20,412)		(20,620)
Deferred tax		(7,982)	(7,238)		(7,982)
Net assets		100,404	96,843		100,404
Cash flow statement
Profit (loss) before taxation		7,180	(2,295)	(9,571)
Net charge for provisions, less payments		2,106	4,487	11,792
(Increase) decrease in other current and non-current assets		(4,848)	(1,172)	6,796
Increase (decrease) in other current and non-current liabilities		2,344	1,655	(9,328)
Gulf of Mexico Oil Spill
Income statement
Production and manufacturing expenses		2,687	6,640	11,709
Profit (loss) before interest and taxation		(2,687)	(6,640)	(11,709)	(64,300)
Finance costs		493	494	247	1,465
Profit (loss) before taxation		(3,180)	(7,134)	(11,956)	(65,765)
Less: Taxation		(2,222)	3,105	3,492
Profit (loss) for the year		(5,402)	(4,029)	(8,464)
Current assets
Trade and other receivables		252	194		252
Current liabilities
Trade and other payables		(2,089)	(3,056)		(2,089)
Provisions		(1,439)	(2,330)		(1,439)
Net current assets (liabilities)		(3,276)	(5,192)		(3,276)
Non-current assets
Deferred tax		2,067	2,973		2,067
Non-current liabilities
Other payables		(12,253)	(13,522)		(12,253)
Provisions		(1,141)	(112)		(1,141)
Deferred tax		3,634	5,119		3,634
Net non-current assets (liabilities)		(7,693)	(5,542)		(7,693)
Net assets		(10,969)	(10,734)		(10,969)
Cash flow statement
Profit (loss) before taxation		(3,180)	(7,134)	(11,956)	$ (65,765)
Net charge for interest and other finance expense, less net interest paid		493	494	247
Net charge for provisions, less payments		2,542	4,353	11,296
(Increase) decrease in other current and non-current assets		(1,738)	(3,210)	0
Increase (decrease) in other current and non-current liabilities		(3,453)	(1,608)	(732)
Pre-tax cash flows		$ (5,336)	$ (7,105)	$ (1,145)

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.
[2]	See Note 30 for further information.
[3]	See Note 30 for further information.